Policyholder Account Balances, Future Policy Benefits and Claims - Account Balances by Guaranteed Minimum Interest Rates (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 24,986	$ 23,723	$ 20,980
Percentage of total account values that reset in:
Next 12 months	99.60%	98.20%
Greater than 12 months to 24 months	0.30%	1.40%
Greater than 24 months	0.10%	0.40%
Total	100.00%	100.00%
At Guaranteed Minimum
Percentage of total account values that reset in:
Next 12 months	99.80%	98.80%
Greater than 12 months to 24 months	0.10%	1.00%
Greater than 24 months	0.10%	0.20%
Total	100.00%	100.00%
1-49 bps above Guaranteed Minimum
Percentage of total account values that reset in:
Next 12 months	96.30%	85.10%
Greater than 12 months to 24 months	3.00%	0.00%
Greater than 24 months	0.70%	14.90%
Total	100.00%	100.00%
1-49 bps above Guaranteed Minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0001	0.0001
1-49 bps above Guaranteed Minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0049	0.0049
50-99 bps above Guaranteed Minimum
Percentage of total account values that reset in:
Next 12 months	93.80%	79.80%
Greater than 12 months to 24 months	5.80%	10.50%
Greater than 24 months	0.40%	9.70%
Total	100.00%	100.00%
50-99 bps above Guaranteed Minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0050	0.0050
50-99 bps above Guaranteed Minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0099	0.0099
100-150 bps above Guaranteed Minimum
Percentage of total account values that reset in:
Next 12 months	100.00%	33.80%
Greater than 12 months to 24 months	0.00%	66.20%
Greater than 24 months	0.00%	0.00%
Total	100.00%	100.00%
100-150 bps above Guaranteed Minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0100	0.0100
100-150 bps above Guaranteed Minimum | Maximum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0150	0.0150
Greater than 150 bps above Guaranteed Minimum
Percentage of total account values that reset in:
Next 12 months	100.00%	1.10%
Greater than 12 months to 24 months	0.00%	98.90%
Greater than 24 months	0.00%	0.00%
Total	100.00%	100.00%
Greater than 150 bps above Guaranteed Minimum | Minimum
Policyholder Account Balance [Line Items]
Policyholder account balance, above guaranteed minimum crediting rate	0.0150	0.0150
Total
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 14,344	$ 15,055
Total | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	13,582	14,771
Total | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	519	117
Total | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	170	105
Total | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	52	52
Total | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	21	10
Fixed accounts of variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	4,689	4,854
Fixed accounts of variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	4,568	4,832
Fixed accounts of variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	102	13
Fixed accounts of variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	18	8
Fixed accounts of variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	1
Fixed accounts of variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Fixed accounts of structured variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	23	13
Fixed accounts of structured variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	12	13
Fixed accounts of structured variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	7	0
Fixed accounts of structured variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	0
Fixed accounts of structured variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
Fixed accounts of structured variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Fixed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	6,781	7,231
Fixed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	6,204	6,999
Fixed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	402	100
Fixed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	132	86
Fixed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	33	36
Fixed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	10	10
Non-indexed accounts of fixed indexed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	25	28
Non-indexed accounts of fixed indexed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	1
Non-indexed accounts of fixed indexed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	4
Non-indexed accounts of fixed indexed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	7	8
Non-indexed accounts of fixed indexed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	14	15
Non-indexed accounts of fixed indexed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1,513	1,570
Universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1,509	1,570
Universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
Universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	0
Universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Fixed accounts of variable universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	838	849
Fixed accounts of variable universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	816	849
Fixed accounts of variable universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	4	0
Fixed accounts of variable universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	4	0
Fixed accounts of variable universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	0
Fixed accounts of variable universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	11	0
Non-indexed accounts of indexed universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	129	133
Non-indexed accounts of indexed universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	126	130
Non-indexed accounts of indexed universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Non-indexed accounts of indexed universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	3
Non-indexed accounts of indexed universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Non-indexed accounts of indexed universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Other life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	346	377
Other life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	346	377
Other life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Other life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Other life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
Other life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Total
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 1,395	$ 1,600
1% - 1.99% | Total | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Total | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Total | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 646	$ 1,317
1% - 1.99% | Total | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	517	117
1% - 1.99% | Total | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	165	105
1% - 1.99% | Total | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	48	51
1% - 1.99% | Total | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	19	10
1% - 1.99% | Fixed accounts of variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 289	$ 304
1% - 1.99% | Fixed accounts of variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Fixed accounts of variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Fixed accounts of variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 169	$ 283
1% - 1.99% | Fixed accounts of variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	102	13
1% - 1.99% | Fixed accounts of variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	18	8
1% - 1.99% | Fixed accounts of variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Fixed accounts of variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Fixed accounts of structured variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 23	$ 13
1% - 1.99% | Fixed accounts of structured variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Fixed accounts of structured variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Fixed accounts of structured variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 12	$ 13
1% - 1.99% | Fixed accounts of structured variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	7	0
1% - 1.99% | Fixed accounts of structured variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	0
1% - 1.99% | Fixed accounts of structured variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
1% - 1.99% | Fixed accounts of structured variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Fixed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 1,037	$ 1,241
1% - 1.99% | Fixed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Fixed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Fixed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 460	$ 1,009
1% - 1.99% | Fixed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	402	100
1% - 1.99% | Fixed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	132	86
1% - 1.99% | Fixed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	33	36
1% - 1.99% | Fixed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	10	10
1% - 1.99% | Non-indexed accounts of fixed indexed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 25	$ 28
1% - 1.99% | Non-indexed accounts of fixed indexed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Non-indexed accounts of fixed indexed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Non-indexed accounts of fixed indexed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 1	$ 1
1% - 1.99% | Non-indexed accounts of fixed indexed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	4
1% - 1.99% | Non-indexed accounts of fixed indexed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	7	8
1% - 1.99% | Non-indexed accounts of fixed indexed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	14	15
1% - 1.99% | Non-indexed accounts of fixed indexed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
1% - 1.99% | Universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
1% - 1.99% | Universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Fixed accounts of variable universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 18	$ 11
1% - 1.99% | Fixed accounts of variable universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Fixed accounts of variable universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Fixed accounts of variable universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 4	$ 11
1% - 1.99% | Fixed accounts of variable universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	0
1% - 1.99% | Fixed accounts of variable universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
1% - 1.99% | Fixed accounts of variable universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Fixed accounts of variable universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	9	0
1% - 1.99% | Non-indexed accounts of indexed universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 3	$ 3
1% - 1.99% | Non-indexed accounts of indexed universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Non-indexed accounts of indexed universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Non-indexed accounts of indexed universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
1% - 1.99% | Non-indexed accounts of indexed universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Non-indexed accounts of indexed universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	3
1% - 1.99% | Non-indexed accounts of indexed universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Non-indexed accounts of indexed universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Other life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
1% - 1.99% | Other life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.00%	1.00%
1% - 1.99% | Other life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	1.99%	1.99%
1% - 1.99% | Other life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
1% - 1.99% | Other life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Other life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Other life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
1% - 1.99% | Other life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Total
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 461	$ 483
2% - 2.99% | Total | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Total | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Total | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 455	$ 483
2% - 2.99% | Total | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Total | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
2% - 2.99% | Total | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
2% - 2.99% | Total | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
2% - 2.99% | Fixed accounts of variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 177	$ 193
2% - 2.99% | Fixed accounts of variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Fixed accounts of variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Fixed accounts of variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 177	$ 193
2% - 2.99% | Fixed accounts of variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of structured variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
2% - 2.99% | Fixed accounts of structured variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Fixed accounts of structured variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Fixed accounts of structured variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
2% - 2.99% | Fixed accounts of structured variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of structured variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of structured variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of structured variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 67	$ 79
2% - 2.99% | Fixed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Fixed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Fixed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 67	$ 79
2% - 2.99% | Fixed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Non-indexed accounts of fixed indexed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
2% - 2.99% | Non-indexed accounts of fixed indexed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Non-indexed accounts of fixed indexed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Non-indexed accounts of fixed indexed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
2% - 2.99% | Non-indexed accounts of fixed indexed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Non-indexed accounts of fixed indexed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Non-indexed accounts of fixed indexed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Non-indexed accounts of fixed indexed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 56	$ 46
2% - 2.99% | Universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 55	$ 46
2% - 2.99% | Universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
2% - 2.99% | Universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of variable universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 35	$ 35
2% - 2.99% | Fixed accounts of variable universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Fixed accounts of variable universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Fixed accounts of variable universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 30	$ 35
2% - 2.99% | Fixed accounts of variable universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Fixed accounts of variable universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
2% - 2.99% | Fixed accounts of variable universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
2% - 2.99% | Fixed accounts of variable universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
2% - 2.99% | Non-indexed accounts of indexed universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 126	$ 130
2% - 2.99% | Non-indexed accounts of indexed universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Non-indexed accounts of indexed universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Non-indexed accounts of indexed universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 126	$ 130
2% - 2.99% | Non-indexed accounts of indexed universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Non-indexed accounts of indexed universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Non-indexed accounts of indexed universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Non-indexed accounts of indexed universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Other life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
2% - 2.99% | Other life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.00%	2.00%
2% - 2.99% | Other life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	2.99%	2.99%
2% - 2.99% | Other life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
2% - 2.99% | Other life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Other life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Other life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
2% - 2.99% | Other life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Total
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 7,013	$ 7,446
3% - 3.99% | Total | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Total | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Total | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 7,006	$ 7,445
3% - 3.99% | Total | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
3% - 3.99% | Total | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	3	0
3% - 3.99% | Total | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	1
3% - 3.99% | Total | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 2,612	$ 2,730
3% - 3.99% | Fixed accounts of variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Fixed accounts of variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Fixed accounts of variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 2,611	$ 2,729
3% - 3.99% | Fixed accounts of variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	1
3% - 3.99% | Fixed accounts of variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of structured variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
3% - 3.99% | Fixed accounts of structured variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Fixed accounts of structured variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Fixed accounts of structured variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
3% - 3.99% | Fixed accounts of structured variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of structured variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of structured variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of structured variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 3,344	$ 3,637
3% - 3.99% | Fixed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Fixed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Fixed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 3,344	$ 3,637
3% - 3.99% | Fixed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of fixed indexed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
3% - 3.99% | Non-indexed accounts of fixed indexed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Non-indexed accounts of fixed indexed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Non-indexed accounts of fixed indexed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
3% - 3.99% | Non-indexed accounts of fixed indexed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of fixed indexed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of fixed indexed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of fixed indexed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 888	$ 907
3% - 3.99% | Universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 885	$ 907
3% - 3.99% | Universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
3% - 3.99% | Universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	2	0
3% - 3.99% | Universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Fixed accounts of variable universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 137	$ 137
3% - 3.99% | Fixed accounts of variable universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Fixed accounts of variable universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Fixed accounts of variable universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 134	$ 137
3% - 3.99% | Fixed accounts of variable universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
3% - 3.99% | Fixed accounts of variable universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
3% - 3.99% | Fixed accounts of variable universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	1	0
3% - 3.99% | Fixed accounts of variable universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of indexed universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
3% - 3.99% | Non-indexed accounts of indexed universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Non-indexed accounts of indexed universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Non-indexed accounts of indexed universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
3% - 3.99% | Non-indexed accounts of indexed universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of indexed universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of indexed universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Non-indexed accounts of indexed universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Other life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 32	$ 35
3% - 3.99% | Other life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.00%	3.00%
3% - 3.99% | Other life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	3.99%	3.99%
3% - 3.99% | Other life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 32	$ 35
3% - 3.99% | Other life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Other life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Other life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
3% - 3.99% | Other life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Total
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 5,475	$ 5,526
4% - 5.00% | Total | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Total | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Total | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 5,475	$ 5,526
4% - 5.00% | Total | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Total | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Total | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Total | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 1,611	$ 1,627
4% - 5.00% | Fixed accounts of variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Fixed accounts of variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Fixed accounts of variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 1,611	$ 1,627
4% - 5.00% | Fixed accounts of variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of structured variable annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
4% - 5.00% | Fixed accounts of structured variable annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Fixed accounts of structured variable annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Fixed accounts of structured variable annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
4% - 5.00% | Fixed accounts of structured variable annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of structured variable annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of structured variable annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of structured variable annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 2,333	$ 2,274
4% - 5.00% | Fixed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Fixed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Fixed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 2,333	$ 2,274
4% - 5.00% | Fixed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of fixed indexed annuities
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
4% - 5.00% | Non-indexed accounts of fixed indexed annuities | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Non-indexed accounts of fixed indexed annuities | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Non-indexed accounts of fixed indexed annuities | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
4% - 5.00% | Non-indexed accounts of fixed indexed annuities | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of fixed indexed annuities | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of fixed indexed annuities | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of fixed indexed annuities | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 569	$ 617
4% - 5.00% | Universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 569	$ 617
4% - 5.00% | Universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 648	$ 666
4% - 5.00% | Fixed accounts of variable universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Fixed accounts of variable universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Fixed accounts of variable universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 648	$ 666
4% - 5.00% | Fixed accounts of variable universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Fixed accounts of variable universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of indexed universal life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
4% - 5.00% | Non-indexed accounts of indexed universal life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Non-indexed accounts of indexed universal life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Non-indexed accounts of indexed universal life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0
4% - 5.00% | Non-indexed accounts of indexed universal life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of indexed universal life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of indexed universal life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Non-indexed accounts of indexed universal life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Other life insurance
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 314	$ 342
4% - 5.00% | Other life insurance | Minimum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	4.00%	4.00%
4% - 5.00% | Other life insurance | Maximum
Policyholder Account Balance [Line Items]
Range of Guaranteed Minimum Crediting Rates	5.00%	5.00%
4% - 5.00% | Other life insurance | At Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 314	$ 342
4% - 5.00% | Other life insurance | 1-49 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Other life insurance | 50-99 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Other life insurance | 100-150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	0	0
4% - 5.00% | Other life insurance | Greater than 150 bps above Guaranteed Minimum
Policyholder Account Balance [Line Items]
Account Values with Crediting Rates	$ 0	$ 0